COMMON STOCK (Details) - shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Class of Stock [Line Items]
Common shares issued pursuant to options exercised	112,500	223,334	308,333
Common Stock [Member]
Class of Stock [Line Items]
Common shares sold pursuant to the Lincoln Park Capital Purchase Agreements, with net proceeds of such shares totaling $6,199,643, $13,236,624 and $10,000,000 in Fiscal 2016, Fiscal 2015, and Fiscal 2014, respectively.	23,945,346	47,172,240	65,143,216
Common shares issued as commitment shares pursuant to the Lincoln Park Capital Purchase Agreements	298,923	2,566,861	5,858,230
Common Shares issued in lieu of cash payment in payment of preferred share derivative interest expenses totaling zero, zero and $68,089 for Fiscal 2016, Fiscal 2015 and Fiscal 2014, respectively	0	0	878,543
Common Shares issued pursuant to the conversion of Series B, Series C, Series E and Series I Convertible Preferred Share derivatives, with such derivative liabilities totaling zero, $2,272,500, and 9,825,066 for Fiscal 2016, Fiscal 2015 and Fiscal 2014, respectively, at the time of their conversion.	0	6,060,000	91,796,043
Common Shares issued in payment of Director’s fees totaling $100,071, $110,000 and $110,000 for Fiscal 2016, Fiscal 2015 and Fiscal 2014, respectively	408,892	321,611	1,210,583
Common shares issued in payment of employee salaries totaling $1,039,000, $849,737 and $368,233 for Fiscal 2016, Fiscal 2015 and Fiscal 2014, respectively.	4,236,555	2,518,668	3,439,467
Common shares issued in payment of consulting expenses totaling $24,000, $23,999 and $18,836 for Fiscal 2016, Fiscal 2015 and Fiscal 2014, respectively	97,467	70,169	210,018
Issuance of Common Shares pursuant to the exercise of warrants (in shares)	48,283,968	11,985,388	16,904,038
Common shares issued pursuant to options exercised	112,500	223,334	308,333
Milestone shares issued pursuant to EPIC Strategic Alliance Agreement totaling $840,000, zero and zero for Fiscal 2016, Fiscal 2015 and Fiscal 2014, respectively	3,000,000	0	0
Total Common Shares issued during Fiscal 2016, Fiscal 2015 and Fiscal 2014	80,383,651	70,918,271	185,748,471
Common Shares issued at March 31,	711,544,352	631,160,701	560,242,430	374,493,959